SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Non-current liabilities
Provision for phantom stock plan, Liabilities and Equity	R$ 212,500		R$ 195,135
Equity
Total general and administrative expenses from share-based transactions	(79,674)	R$ (50,623)
PSO
Non-current liabilities
Provision for phantom stock plan, Liabilities and Equity	212,500		195,135
Provision for phantom stock plan, Statement of income and Equity	(77,253)	(49,143)
Common stock option plan
Equity
Stock options granted, Liabilities and Equity	13,033		R$ 10,612
Stock options granted, Statement of income and Equity	R$ (2,421)	R$ (1,480)